Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net earnings from continuing operations	$ 85,285	$ 76,627
Adjustments for:
Share-based compensation	7,119	7,729
Depletion and amortization	52,415	49,422
Impairment of assets	4,179	5,050
Finance costs	7,340	6,973
Share of loss of associates	1,863	2,246
Net gain on acquisition of investments	(48)	(7,416)
Change in fair value of financial assets at fair value through profit and loss	16,848	(6,987)
Net gain on dilution of investments	(3,604)	0
Foreign exchange (gain) loss	(19,907)	186
Deferred income tax expense	26,688	24,695
Other	116	107
Net cash flows provided by operating activities before changes in non-cash working capital items	178,294	158,632
Changes in non-cash working capital items	(3,231)	(5,413)
Net operating cash flows provided by continuing operations	175,063	153,219
Net operating cash flows used by discontinued operations	(65,116)	(47,124)
Net cash flows provided by operating activities	109,947	106,095
Investing activities
Net proceeds of short-term investments	2,960	3,501
Acquisitions of investments	(12,472)	(35,419)
Proceeds from disposal of investments	0	7,882
Acquisitions of royalty and stream interests	(124,209)	(90,980)
Cash balance of Osisko Development Corp. at the time of deconsolidation	(133,138)	0
Other	(18)	(40)
Net investing cash flows used by continuing operations	(266,877)	(115,056)
Net investing cash flows used by discontinued operations	(114,984)	(156,982)
Net cash flows used in investing activities	(381,861)	(272,038)
Financing activities
Bought deal equity financing	311,962	0
Share issue costs	(13,941)	0
Exercise of share options and shares issued under the share purchase plan	4,387	14,544
Increase in long-term debt	147,833	50,000
Repayment of long-term debt	(413,120)	(50,000)
Normal course issuer bid purchase of common shares	(22,135)	(30,791)
Dividends paid	(37,929)	(32,464)
Capital payments on lease liabilities	(874)	(834)
Withholding taxes on settlement of restricted and deferred share units	(2,224)	(3,715)
Other	(555)	(1,079)
Net financing cash flows used by continuing operations	(26,596)	(54,339)
Net financing cash flows provided by discontinued operations	245,833	34,738
Net cash flows used in investing activities	219,237	(19,601)
Decrease in cash before effects of exchange rate changes	(52,677)	(185,544)
Effects of exchange rate changes on cash
Continuing operations	21,008	(920)
Discontinued operations	6,519	(362)
Net decrease in cash	(25,150)	(186,826)
Cash - January 1	115,698	302,524
Cash - December 31	$ 90,548	$ 115,698